VALUATION AND QUALIFYING ACCOUNTS (Details) (Income tax valuation allowance, deducted from deferred tax assets:, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax valuation allowance, deducted from deferred tax assets:
Movement in valuation and qualifying accounts
Balance at Beginning of Period	$ 79,420	$ 67,131	$ 45,126
Charged to Costs and Expenses	9,600	12,289	22,005
Balance at End of Period	$ 89,020	$ 79,420	$ 67,131